Other Accounts Receivable, Net (Details) - Schedule of Regarding Tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Regarding Tax [Abstract]
VAT credit	$ 39,706	$ 50,172
Income tax on-account payments	45,263	48,729
ITAN and other recoverable taxes	19,685	15,022
Total	$ 104,654	$ 113,923